Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Promissory notes payable, net of discount	$ 0	$ 4,548,543	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	29,764,210	12,549,870	12,528,374
Common stock, shares outstanding	29,764,210	12,549,870	12,528,374
Class A convertible preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,500,000	3,500,000	3,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding